Tangible Assets - Property and Equipment Breakdown (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment Breakdown [Line Items]
Property and Equipment	$ 26,071,709	$ 26,057,844
Real estate
Property and Equipment Breakdown [Line Items]
Property and Equipment	17,607,142	19,015,685
Furniture and facilities
Property and Equipment Breakdown [Line Items]
Property and Equipment	3,860,618	4,306,069
Right of use
Property and Equipment Breakdown [Line Items]
Property and Equipment	2,339,449	0
Machinery and equipment
Property and Equipment Breakdown [Line Items]
Property and Equipment	1,904,268	1,981,541
Constructions in progress
Property and Equipment Breakdown [Line Items]
Property and Equipment	321,522	722,272
Automobiles
Property and Equipment Breakdown [Line Items]
Property and Equipment	38,710	32,277
Total Property and Equipment
Property and Equipment Breakdown [Line Items]
Property and Equipment	$ 26,071,709	$ 26,057,844